Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Schedule of trade and other payables	Trade and other payables comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Payable to suppliers	219,020	200,999
Trade notes and bills payable	646	5,001
Total	219,666	206,000